Property, Software and Equipment, Net - Schedule of Property, Software and Equipment, Net (Details) - USD ($) $ in Thousands		Dec. 31, 2025	Dec. 31, 2024
Schedule of Property, Software and Equipment, Net [Line Items]
Total		$ 48,751	$ 46,469
Less: accumulated depreciation		(24,556)	(18,805)
Software and equipment, net		24,195	27,664
Computer software [Member]
Schedule of Property, Software and Equipment, Net [Line Items]
Total	[1]	32,812	31,534
Electronic equipment [Member[
Schedule of Property, Software and Equipment, Net [Line Items]
Total		14,061	13,209
Vehicles [Member]
Schedule of Property, Software and Equipment, Net [Line Items]
Total		827	828
Building [Member]
Schedule of Property, Software and Equipment, Net [Line Items]
Total		721	691
Office equipment and furniture [Member]
Schedule of Property, Software and Equipment, Net [Line Items]
Total		210	185
Leasehold improvements [Member]
Schedule of Property, Software and Equipment, Net [Line Items]
Total		$ 120	$ 22

[1]	In 2022, a hybrid cloud platform developed with the assistance of a third-party cloud service provider was partially substantially ready for use and transferred from other non-current assets, and certain components of the platform have not yet reached feasibility and remain under development as of December 31, 2025. Cost of hybrid cloud platform represents the purchase price of the platform and other expenditures incurred to bring the platform into its intended use. The application of the hybrid cloud platform was to improve the IT development capability for internal-used software platforms which provide auto eInsurance service and auto service to customers, and Software-As-A-Service (“SaaS”) products which are provided to business partners as technology services.